AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 1999

                                                            File No. 333-73049

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                              SECURITIES ACT OF 1933           /X/

               PRE-EFFECTIVE AMENDMENT NO. 1                    /X/

               POST-EFFECTIVE AMENDMENT NO. ____                /X/

                               STI CLASSIC FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                   MARK NAGLE
                          C/O SEI INVESTMENTS COMPANY
                            ONE FREEDOM VALLEY ROAD
                            OAKS, PENNSYLVANIA 19456
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

RICHARD W. GRANT, ESQ.                            JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                       MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                                1701 MARKET STREET
PHILADELPHIA, PA 19103                            PHILADELPHIA, PA 19103

--------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                               STI CLASSIC FUNDS


                          ITEMS REQUIRED BY FORM N-14

Cross reference sheets, Part A (except the President's letter to shareholders and the Question and Answer letter to shareholders) and Part B are herein incorporated by reference to the Registrant's Registration Statement filed on Form N-14 with the SEC via EDGAR Accession No. 0000104769-99-007683 on February 26, 1999.

To Shareholders of the Arbor U.S. Government Securities Money Fund and Arbor Prime Obligations Fund (the "Arbor Funds"):

     Enclosed with this letter is a proxy ballot, an N-14 combined proxy/prospectus statement and related information concerning a special meeting of Arbor Funds shareholders.

     The purpose of this proxy package is to announce that a Shareholder Meeting for the Arbor Funds has been scheduled for Friday, May 7, 1999. The purpose of the meeting is to submit the Agreement and Plan of Reorganization between the Arbor Funds and the STI Classic Funds to the shareholders for a vote.

     The Trustees of the Arbor Funds approved the Agreement and Plan of Reorganization at a meeting held on Monday, February 22, 1999. In coming to this conclusion, the Trustees considered a variety of factors including:

-    the compatibility of the funds' objectives and policies
-    the performance of the corresponding STI Classic Funds
- the experience and resources of the advisers for the corresponding STI Classic Funds
-    the expense ratios of the combined fund family
-    the potential economies of scale to be gained by the merger
- the advantages of increased investment opportunities for Arbor Funds' shareholders; and
-    the fact that the merger will be free from federal income taxes.

     The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus and proxy statement that accompanies this letter. We encourage you to read them thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

     If you and the other shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in the STI Classic Funds portfolio with similar objectives and policies.

     Most shareholders cast their votes by filling out and signing the enclosed proxy card. In order to conduct the Shareholder Meeting, a majority of shares must be represented. YOUR VOTE IS VERY IMPORTANT. PLEASE MARK, SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE, OR VOTE BY FACSIMILE, VIA THE INTERNET OR IN PERSON AS DESCRIBED IN THE ENCLOSED PROXY CARD.

     We thank you for your continued confidence and support.

                                        Sincerely,



                                        Robert A. Nesher
                                        CHAIRMAN OF THE BOARD





                      IMPORTANT PROXY INFORMATION ENCLOSED
                          -IMMEDIATE ACTION REQUIRED-

                              QUESTIONS & ANSWERS
                                    FOR THE
                                  ARBOR FUNDS
                              SHAREHOLDER MEETING


Q. WHY IS THE BOARD OF TRUSTEES PROPOSING TO REORGANIZE THE ARBOR FUNDS AND THE STI CLASSIC FUNDS?

A. As you are aware, Crestar Financial Corporation and SunTrust Banks, Inc. merged on December 31, 1998. Before approving the integration of the Arbor Funds and STI Classic Funds, the Arbor Funds Trustees evaluated the expanded range of investment alternatives that would be available to shareholders, the opportunities for increased economies of scale, and the potential for improved shareholder service. After careful consideration, they determined that the Agreement and Plan of reorganization is in the best interest of the Arbor Funds shareholders. Through this proxy, they are submitting the proposal for reorganization to you -- the Arbor Funds shareholders -- for a vote.

Q.   HOW WILL THIS AFFECT ME AS AN ARBOR FUNDS SHAREHOLDER?

A. You will become a shareholder of an STI Classic Fund portfolio with similar investment objectives and policies as the Arbor Funds you currently hold.

     The reorganization provides for the transfer of all of the assets of each of the Arbor Funds into its corresponding STI Classic Fund in exchange for shares of the STI Classic Fund. Each Arbor Funds shareholder will receive shares of STI Classic Funds equal in value to their Arbor Funds shares. There will be NO CHANGE in the market value of your account as a result of the merger.

Q.   WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. Neither the Arbor Funds nor their shareholders will incur any federal income tax as a result of the reorganizations.

Q.   WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATION?

A. Arbor Funds shareholders will receive shares of the following corresponding STI Classic Funds portfolios. Please refer to the STI Classic Fund prospectus for more details. Listed below are the Arbor Funds and the corresponding STI Classic Fund portfolio:

     ARBOR FUNDS                             STI CLASSIC FUNDS
     Prime Obligations Fund                  Classic Institutional Cash
                                             Management Money Market

     U.S. Government Securities Money Fund   Classic Institutional U.S.
                                             Government Securities Money Market

Q.   HOW DOES THE ARBOR BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

A. After careful consideration, the Arbor Board of Trustees unanimously recommends that you vote "FOR" the proposed reorganizations. The Board also wishes to remind you to vote and return ALL the proxy ballot cards you receive. This means that if you receive multiple proxies and ballot cards because you are invested in more than one Arbor portfolio, please fill out and return each and every ballot card you receive.

Q.   HOW DO I VOTE?

A. You can vote by mail, fax, Internet, or in person. To vote by mail, please date, sign and return the proxy card using the enclosed, postage-paid envelope. You may fax your vote by signing and dating the card and faxing
     both sides of the card to (xxx) xxx-xxxx.   You may also submit your vote
     over the Internet at www.proxyvote.com. Finally, you may vote in person by attending the Special Meeting on May 7, 1999.

Q.   WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact your CAMCO Portfolio Manager or your Crestar Securities Financial Consultant.


                  PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
                            YOUR VOTE IS IMPORTANT!

                               STI CLASSIC FUNDS

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                   FORM N-14

                         PRE-EFFECTIVE AMENDMENT NO. 1

                                     PART C

                               OTHER INFORMATION


Item 15.       INDEMNIFICATION.

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.  Exhibits

          (1) Agreement and Declaration of Trust -- originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (2)(a) By-Laws -- originally filed with Registrant's Pre-Effective Amendment No. 1 filed on Form N-1A April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession
                    No. 0000912057-96-015938 on July 31, 1996.

          (2)(b)    Amended By-Laws -  incorporated by reference to Exhibit
                    (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

          (3)       Not applicable.

          (4) Form of Agreement and Plan of Reorganization - originally filed with the Registrant's Registration Statement on Form N-14 with the SEC via EDGAR accession number
                    0001047469-99-007683 on February 26, 1999.

          (5)       Not applicable.

          (6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. -- as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 on Form N-1A and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on

                    Form N-1A with the SEC via EDGAR Accession
                    No. 0000912057-96-015938 on July 31, 1996.

          (6)(b) Investment Advisory Agreement with American National Bank and Trust Company -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A
                    October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession
                    No. 0000912057-96-015938 on July 31, 1996.

          (6)(c) Investment Advisory Agreement with Sun Bank CapitalManagement, National Association (now STI Capital Management, N.A. -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and filed herewith.

          (7)(a)    Distribution Agreement -- incorporated by reference to
                    Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

          (8)       Not applicable.

          (9)(a)    Custodian Agreement with Trust Company Bank dated
                    February 1, 1994 -- originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (9)(b) Custodian Agreement with the Bank of California -- incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 -- incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the
                    Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

          (10)      Not applicable.

          (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable
                    - originally filed with the Registrant's Registration Statement on Form N-14 with the SEC via EDGAR accession number 0001047469-99-007683 on February 26, 1999.


          (12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences - originally filed with the Registrant's Registration Statement on Form N-14 with the SEC via EDGAR accession number 0001047469-99-007683 on February 26, 1999.

          (13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 -- originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession
                    No. 0000912057-96-015938 on July 31, 1996.

          (13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 -- originally filed with Post-Effective Amendment No. 12 on Form N-1A filed
                    August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation -- incorporated by reference to
                    Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

          (14)(a)   Consent of Arthur Andersen LLP is filed herewith.

          (14)(b)   Consent of PricewaterhouseCoopers LLP is filed herewith.

          (15)      Not applicable.

          (16)      Not applicable.

          (17)(a)   Prospectus and SAI for the Institutional Class Shares of
                    STI Classic Funds dated October 1, 1998 - incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-036330 as filed October 2, 1998.

          (17)(b) Prospectus and SAI for the U.S. Government Securities Money Fund and the Prime Obligations Fund of the Arbor Fund dated May 31, 1998 - incorporated by reference to the Rule 485(b) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-022302 as filed May 29, 1998.

          (17)(c) Audited Financial Statements dated May 31, 1998 for the STI Classic Institutional Money Market Funds - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-98-000124 as filed
                    July 30, 1998.

          (17)(d) Semi-Annual Financial Report for the STI Classic Institutional Money Market Funds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-000010 as filed on January 28, 1999.

          (17)(e) Audited Financial Statements for the Arbor Fund dated January 31, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0001041062-98-000095 as filed on March 30, 1998.

          (17)(f) Semi-Annual Financial Report for the Arbor Fund dated July 31, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-98-000147 filed on August 28, 1998.

          (17)(g)   Pro Forma Financial Statements are filed herewith.

Item 17.  Undertakings.

     The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of STI Classic Funds in the city of Oaks, and state of, Pennsylvania on the 26th of March, 1999.

                                        STI Classic Funds

                                        By:   /s/ Mark Nagle
                                            ------------------------------------
                                            Mark Nagle, President and Chief
                                            Executive Officer

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


                 *                      Trustee                  March 26, 1999
     -------------------------
     F. Wendell Gooch

                 *                      Trustee                  March 26, 1999
     -------------------------
     Daniel S. Goodrum

                 *                      Trustee                  March 26, 1999
     -------------------------
     Jesse S. Hall

                 *                      Trustee                  March 26, 1999
     -------------------------
     Wilton Looney

                 *                      Trustee                  March 26, 1999
     -------------------------
     Champney A. McNair

                 *                      Trustee                  March 26, 1999
     -------------------------
     T. Gordy Germany

                 *                      Trustee                  March 26, 1999
     -------------------------
     Bernard F. Sliger

                 *                      Trustee                  March 26, 1999
     -------------------------
     Jonathan T. Walton

                 *                      Trustee                  March 26, 1999
     -------------------------
     William H. Cammack

                 *                      Controller, Treasurer &  March 26, 1999
     -------------------------          Chief Financial Officer
     Carol Rooney

      /s/ Mark Nagle                    President & Chief        March 26, 1999
     -------------------------          Executive Officer
     Mark Nagle


*  By:   /s/ Mark Nagle
      ----------------------------------
      Mark Nagle, With Power of Attorney
      previously filed

                                    Exhibit Index

(1) Agreement and Declaration of Trust -- originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 on to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)(a) By-Laws -- originally filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)(b) Amended By-Laws -- incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 on Form N-1A to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
          No. 0001047469-98-027407 on July 15, 1998.

(3)       Not applicable.

(4) Form of Agreement and Plan of Reorganization - originally filed with the Registrant's Registration Statement on Form N-14 with the SEC via EDGAR accession number 0001047469-99-007683 on February 26, 1999.

(5)       Not applicable.

(6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. -- as originally filed with Registrant's Post-Effective Amendment No. 5 on Form N-1A filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(b) Investment Advisory Agreement with American National Bank and Trust Company -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to
          Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(7)(a) Distribution Agreement -- incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(8)       Not applicable.

(9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 -- originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to
          Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Custodian Agreement with the Bank of California -- incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 -- incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(10)      Not applicable.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable - originally filed with the Registrant's Registration Statement on Form N-14 with the SEC via EDGAR accession number 0001047469-99-007683 on February 26, 1999.


(12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences - originally filed with the Registrant's Registration Statement on Form N-14 with the SEC via EDGAR accession number 0001047469-99-007683 on February 26, 1999.

(13)(a)   Transfer Agent Agreement with Federated Services Company dated
          May 14, 1994 -- originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to
          Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 -- originally filed with Post-Effective Amendment No. 12 on Form N-1A filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation -- incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

(14)(a)   Consent of Arthur Andersen LLP is filed herewith.

(14)(b)   Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)      Not applicable.

(16)      Not applicable.

(17)(a) Prospectus and SAI for the Institutional Shares of STI Classic Funds dated October 1, 1998 - incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-036330 as filed October 2, 1998.

(17)(b) Prospectus and SAI for the U.S. Government Securities Money Fund and the Prime Obligations Fund of the Arbor Fund dated May 31, 1998 - incorporated by reference to the Rule 497(3) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-028972 as filed
          July 31, 1998.

(17)(c) Audited Financial Statements for the STI Classic Institutional Money Market Funds dated May 31, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number
          0000935069-98-000124 as filed July 30, 1998.

(17)(d) Semi-Annual Financial Report for the STI Classic Institutional Money Market Funds of the STI Classic Funds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-000010 filed on January 28, 1999.

(17)(e)   Audited Financial Statements for the Arbor Fund dated January 31, 1998
          - incorporated by reference to the N-30D filing with the SEC via
          EDGAR accession number 0001041062-98-000095 filed on March 30, 1998.

(17)(f)   Semi-Annual Financial Report for the Arbor Fund dated July 31, 1998
          - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-98-000147 filed on August 28, 1998.

(17)(g)   Pro Forma Financial Statements are filed herewith.